CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 16,808	$ 71,252	$ 69,387
Other comprehensive income (loss), net of tax
Net unrealized gain (loss) on derivatives	11,209	(2,705)	0
Foreign currency translation adjustment	(34,772)	21,876	(5,231)
Change in pension and postretirement benefits	2,532	(12,624)	(6,265)
Reclassification of pension activity	15,462	0	0
Total other comprehensive income (loss)	(5,569)	6,547	(11,496)
Comprehensive income	11,239	77,799	57,891
Less: Comprehensive income attributable to noncontrolling interests	(15,574)	(22,510)	(14,120)
Comprehensive income (loss) attributable to Dole plc	$ (4,335)	$ 55,289	$ 43,771